BOND PAYABLE (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY (¥)
BOND PAYABLE [Abstract]
Interest expense, long term bank loans	$ 610,571
Debt Instrument [Line Items]
Total bond payable	$ 15,972,837
Bond Payable Due September 4, 2016 [Member]
Debt Instrument [Line Items]
Issuance date	Sep. 04, 2014
Repayment date	Sep. 04, 2016
Annual rate	10.75%			10.75%
Total bond payable	$ 15,972,837
Borrow amount | ¥				¥ 100,000,000